Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2019
VESSELS, NET [Abstract]
Vessels, Net
Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2016	$1,354,298	$(317,092)	$1,037,206
Additions	158,241	(56,210)	102,031
Disposals	(26,233)	18,688	(7,545)
Vessel impairment losses	(66,228)	33,551	(32,677)

Balance December 31, 2017	$1,420,078	$(321,063)	$1,099,015
Additions	115,902	(54,585)	61,317
Disposals	(76,264)	—	(76,264)
Vessel impairment losses	(99,485)	58,667	(40,818)

Balance December 31, 2018	$1,360,231	$(316,981)	$1,043,250
Additions	113,391	(52,088)	61,303
Disposals	(5,696)	81	(5,615)
Vessel impairment losses	(97,170)	60,490	(36,680)

Balance December 31, 2019	$1,370,756	$(308,498)	$1,062,258